Exhibit 1

Ernst & Young LLP 5 Times Square New York, NY 10036	Tel: +1 212 773 3000 ey.com

Report of Independent Accountants on Applying Agreed-Upon Procedures

Morgan Stanley Capital I Inc. (the “Depositor”)

Morgan Stanley Mortgage Capital Holdings LLC

Morgan Stanley Bank, N.A.

Morgan Stanley & Co. LLC

Barclays Capital Real Estate Inc.

Barclays Capital Inc.

Wells Fargo Bank, National Association

Wells Fargo Securities, LLC

(collectively, the “Specified Parties”)

Re:	STWD Trust 2021-FLWR (the “Issuing Entity”)
Commercial Mortgage Pass-Through Certificates, Series 2021-FLWR (the “Certificates”)

We have performed the procedures enumerated in Attachment A, which were agreed to and acknowledged as appropriate by the Specified Parties, for the intended purpose of assisting the Specified Parties in evaluating the accuracy of certain information with respect to the Mortgage Loan (as defined herein) contained on the Data Files (as defined herein) relating to the Issuing Entity’s securitization transaction (the “Subject Matter”) as of 1 July 2021. This report may not be suitable for any other purpose. The procedures performed may not address all of the items of interest to a user of the report and may not meet the needs of all users of the report and, as such, users are responsible for determining whether the procedures performed are appropriate for their purposes. The appropriateness of these procedures is solely the responsibility of the Specified Parties identified in this report. No other party acknowledged the appropriateness of the procedures. Consequently, we make no representation regarding the appropriateness of the procedures described in Attachment A, either for the purpose for which this report has been requested or for any other purpose.

The procedures performed and our associated findings are included in Attachment A.

For the purpose of the procedures described in this report the Depositor provided us with:

a.	Certain electronic data files (the “Data Files”) that are described in Attachment A,
b.	Copies of various source documents (the “Source Documents”), which are listed on Exhibit 1 to Attachment A,
c.	A list of characteristics on the Data Files (the “Compared Characteristics”), which are listed on Exhibit 2 to Attachment A, that the Depositor instructed us to compare to information contained in the Source Documents,
d.	A list of characteristics on the Data Files (the “Recalculated Characteristics”), which are described in Attachment A, that the Depositor instructed us to recalculate using information on the Data Files,
e.	A list of characteristics on the Data Files (the “Provided Characteristics”), which are listed on Exhibit 3 to Attachment A, on which the Depositor instructed us to perform no procedures,
f.	A draft of the preliminary confidential offering circular for the Issuing Entity’s securitization transaction (the “Draft Preliminary Offering Circular”) and
g.	Instructions, assumptions and methodologies, which are described in Attachment A.

The procedures included in Attachment A were limited to comparing or recalculating certain information that is further described in Attachment A. The Depositor is responsible for the Subject Matter, Data Files, Source Documents, Compared Characteristics, Recalculated Characteristics, Provided Characteristics, Draft Preliminary Offering Circular and the determination of the instructions, assumptions and methodologies that are described herein. We were not requested to perform, and we have not performed, any procedures other than those listed in Attachment A with respect to the Data Files. We have not verified, and we make no representation as to, the accuracy, completeness or reasonableness of the Source Documents, Provided Characteristics, Draft Preliminary Offering Circular or any other information provided to us by the Depositor upon which we relied in forming our findings. Accordingly, we make no representation and express no opinion or conclusion as to: (a) the existence of the Mortgage Loan, (b) questions of legal or tax interpretation or (c) the appropriateness, accuracy, completeness or reasonableness of any instructions, assumptions and methodologies provided to us by the Depositor that are described in this report. We undertake no responsibility to update this report for events and circumstances occurring after the date hereof.

This agreed-upon procedures engagement was conducted in accordance with attestation standards established by the American Institute of Certified Public Accountants (the “AICPA”). An agreed-upon procedures engagement involves the practitioner performing specific procedures that the Specified Parties have agreed to and acknowledged to be appropriate for the purpose of the engagement and reporting on findings based on the procedures performed. We were not engaged to, and did not, conduct an examination to express an opinion or a review to express a conclusion in accordance with attestation standards established by the AICPA on any of the items referred to herein. Accordingly, we do not express such an opinion or conclusion. Had we performed additional procedures, other matters might have come to our attention that would have been reported to you.

The agreed-upon procedures described in this report were not performed for the purpose of:

a.	Satisfying any criteria for due diligence published by a nationally recognized statistical rating organization (a “rating agency”) or
b.	Making any findings with respect to:
i.	Whether the origination of the Mortgage Loan conformed to, or deviated from, stated underwriting or credit extension guidelines, standards, criteria, or other requirements,
ii.	The value of the collateral securing the Mortgage Loan,
iii.	Whether the originator(s) of the Mortgage Loan complied with federal, state or local laws or regulations or
iv.	Any other factor or characteristic of the Mortgage Loan that would be material to the likelihood that the issuer of the Certificates will pay interest and principal in accordance with applicable terms and conditions.

We are required to be independent of the Depositor and to meet our other ethical responsibilities, as applicable for agreed-upon procedures engagements set forth in the Preface: Applicable to All Members and Part 1 – Members in Public Practice of the Code of Professional Conduct established by the AICPA. Independence requirements for agreed-upon procedure engagements are less restrictive than independence requirements for audit and other attestation services.

Exhibit 3 to Attachment A Page 3 of 3

This report is intended solely for the information and use of the Specified Parties and is not intended to be, and should not be, used by anyone other than the Specified Parties. It is not intended to be, and should not be, used by any other person or entity, including investors and rating agencies, who are not identified in the report as Specified Parties, but who may have access to this report as required by law or regulation.

/s/ Ernst & Young LLP

1 July 2021

Attachment A Page 1 of 4

Background

For the purpose of the procedures described in this report, the Depositor indicated that:

a.	The assets of the Issuing Entity will consist primarily of a two-year componentized floating rate mortgage loan subject to three, one-year extension options (the “Mortgage Loan”) and
b.	The Mortgage Loan is secured primarily by, among other things, first-lien mortgages on the borrowers’ fee simple interests in 16 multifamily properties totaling 5,260 units located in six states (each, a “Property” and collectively, the “Properties”).

Procedures performed and our associated findings

1.	The Depositor provided us with:
a.	An electronic data file (the “Preliminary Data File”) that the Depositor indicated contains information relating to the Mortgage Loan and Properties as of 9 July 2021 (the “Reference Date”) and
b.	Record layout and decode information relating to the information on the Preliminary Data File.

Using the information in the Source Documents, we compared the Compared Characteristics listed on Exhibit 2 to Attachment A, as shown on the Preliminary Data File, to the corresponding information in the Source Documents indicated on Exhibit 2 to Attachment A, subject to the instructions, assumptions and methodologies stated in the notes on Exhibit 2 to Attachment A. If more than one Source Document is listed for a Compared Characteristic, the Depositor instructed us to note agreement if the value on the Preliminary Data File for the Compared Characteristic agreed with the corresponding information in at least one of the Source Documents listed for such Compared Characteristic on Exhibit 2 to Attachment A (except as described in the notes on Exhibit 2 to Attachment A). We performed no procedures to reconcile any differences that may exist between various Source Documents for any of the Compared Characteristics listed on Exhibit 2 to Attachment A.

We performed certain procedures on earlier versions of the Preliminary Data File and communicated differences prior to being provided the final Preliminary Data File which was subjected to the procedures as described herein.

2.	As instructed by the Depositor, we adjusted the information on the Preliminary Data File to correct all the differences we noted in performing the procedures described in the Item above and provided a list of such differences to the Depositor. The Preliminary Data File, as so adjusted, is hereinafter referred to as the “Updated Data File.”

3.	Subsequent to the performance of the procedures described in Items 1. and 2. above, we received from the Depositor:
a.	An electronic data file (the “Final Data File,” which together with the Preliminary Data File comprise the Data Files) that the Depositor indicated contains information relating to the Mortgage Loan and Properties as of the Reference Date and
b.	Record layout and decode information relating to the information on the Final Data File.

Attachment A Page 2 of 4

3. (continued)

Using information on the:

a.	Final Data File and
b.	Updated Data File,

we compared each Compared Characteristic listed on Exhibit 2 to Attachment A, as shown on the Final Data File, to the corresponding information on the Updated Data File and found such information to be in agreement.

4.	Using the “First Payment Date,” as shown on the Final Data File, we recalculated the “Seasoning” of the Mortgage Loan as of the Reference Date. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

5.	Using the:
a.	First Payment Date and
b.	Maturity Date,

as shown on the Final Data File, we recalculated the “Original Loan Term (mos)” of the Mortgage Loan. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

6.	Using the:
a.	Original Loan Term (mos) and
b.	Seasoning,

as shown on the Final Data File, we recalculated the “Remaining Loan Term (mos)” of the Mortgage Loan. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

7.	The applicable Source Document(s) indicate that the Mortgage Loan is interest-only for the entire term, including during any extension periods. Based on this information, the Depositor instructed us to:
a.	Use the “Original Loan Term (mos),” as shown on the Final Data File, for the original interest-only period of the Mortgage Loan (the “IO Term (mos)”),
b.	Use “0” for the original amortization term of the Mortgage Loan (the “Original Amortization Term”) and
c.	Use the “Mortgage Loan Original Balance” of the Mortgage Loan and each Property, as shown on the Final Data File, as:
i.	The principal balance of the Mortgage Loan and each Property as of the Reference Date (the “Mortgage Loan Cut-off Date Balance”) and
ii.	The principal balance of the Mortgage Loan and each Property as of the “Maturity Date” of the Mortgage Loan (the “Mortgage Loan Balloon Balance”).

We compared this information to the corresponding information on the Final Data File and found such information to be in agreement.

Attachment A Page 3 of 4

8.	Using the:
a.	Mortgage Loan Spread,
b.	Mortgage Loan LIBOR Floor,
c.	Mortgage Loan LIBOR Rounding Methodology and
d.	Mortgage Loan LIBOR Cap Strike Rate,

as shown on the Final Data File, and a LIBOR assumption of 0.15000% provided by the Depositor, we recalculated the:

i.	Mortgage Loan Interest Rate and
ii.	Mortgage Loan Interest Rate at Cap

of the Mortgage Loan. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

9.	Using the:
a.	Mortga.age Loan Original Balance,
b.	Mortgage Loan Interest Rate,
c.	Mortgage Loan Interest Rate at Cap and
d.	Interest Accrual Method,

as shown on the Final Data File, and the calculation methodologies provided by the Depositor described in the succeeding paragraph(s) of this Item, we recalculated the:

i.	Mortgage Loan Monthly IO Payment,
ii.	Mortgage Loan Annual IO Debt Service and
iii.	Mortgage Loan Annual IO Debt Service at Cap

of the Mortgage Loan. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

For the purpose of this procedure, the Depositor instructed us to recalculate the “Mortgage Loan Monthly IO Payment” of the Mortgage Loan as 1/12th of the product of:

a.	The “Mortgage Loan Original Balance,” as shown on the Final Data File,
b.	The “Mortgage Loan Interest Rate,” as shown on the Final Data File, and
c.	365/360.

For the purpose of this procedure, the Depositor instructed us to recalculate the “Mortgage Loan Annual IO Debt Service” of the Mortgage Loan as twelve (12) times the “Mortgage Loan Monthly IO Payment” of the Mortgage Loan, as shown on the Final Data File.

For the purpose of this procedure, the Depositor instructed us to recalculate the “Mortgage Loan Annual IO Debt Service at Cap” of the Mortgage Loan as the product of:

a.	The “Mortgage Loan Original Balance,” as shown on the Final Data File,
b.	The “Mortgage Loan Interest Rate at Cap,” as shown on the Final Data File, and
c.	365/360.

Attachment A Page 4 of 4
10.	Using the:
a.	Mortgage Loan Annual IO Debt Service,
b.	Mortgage Loan Annual IO Debt Service at Cap,
c.	Mortgage Loan Cut-off Date Balance,
d.	Mortgage Loan Balloon Balance,
e.	Underwritten NOI,
f.	Underwritten NCF,
g.	Appraisal Value and
h.	Total Property Units,

as shown on the Final Data File, and the applicable calculation methodologies and assumptions described in the Draft Preliminary Offering Circular, we recalculated the:

i.	Underwritten Mortgage Loan IO NOI DSCR,
ii.	Underwritten Mortgage Loan IO NCF DSCR,
iii.	Underwritten Mortgage Loan IO NOI DSCR at Cap,
iv.	Underwritten Mortgage Loan IO NCF DSCR at Cap,
v.	Underwritten Mortgage Loan NOI Debt Yield,
vi.	Underwritten Mortgage Loan NCF Debt Yield,
vii.	Cut-off Date Mortgage Loan LTV,
viii.	Maturity Date Mortgage Loan LTV and
ix.	Mortgage Loan Per Unit

of the Mortgage Loan and, with respect to ix. above, of each Property. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

For the purpose of this procedure, the Depositor instructed us to:

a.	Round the characteristics listed in i. through iv. above to two decimal places and
b.	Round the characteristics listed in v. through viii. above to the nearest 1/10th of one percent.

11.	Using the:
a.	Mortgage Loan Interest Rate and
b.	Administrative Fee Rate,

as shown on the Final Data File, we recalculated the “Net Interest Rate” of the Mortgage Loan. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

Exhibit 1 to Attachment A

Source Documents

Mortgage Loan Source Documents

Source Document Title	Source Document Date

Mortgage Loan Promissory Notes	30 June 2021

Mortgage Loan Agreement	30 June 2021

Non-Consolidation Opinion	30 June 2021

Guaranty Agreement	30 June 2021

Cash Management Agreement	30 June 2021

Environmental Indemnity Agreement	30 June 2021

Closing Statement	30 June 2021

Interest Rate Cap Agreement	30 June 2021

Bloomberg Screenshot for LIBOR Cap Provider Rating	Not Dated

Property Source Documents

Source Document Title	Source Document Date

Appraisal Reports	May 2021

Engineering Reports	May 2021

Phase I Environmental Reports	May 2021

USPS Internet Site (www.usps.com)	Not Applicable

Underwriter’s Summary Report	Not Dated

Pro Forma Title Policies	Not Dated

Insurance Review Report	28 June 2021

Exhibit 2 to Attachment A Page 1 of 4

Compared Characteristics and Source Documents

Property Information:

Characteristic	Source Document(s)

Street Address (see Note 1)	Appraisal Report
City (see Note 1)	Appraisal Report
State (see Note 1)	Appraisal Report
Zip Code	USPS Internet Site (www.usps.com)
County	USPS Internet Site (www.usps.com)
Property Type	Appraisal Report
Property Type Detail	Appraisal Report
Year Built	Appraisal Report or Engineering Report
Most Recent Renovation	Appraisal Report or Engineering Report
Total Property Units	Underwriter’s Summary Report
Total Property Occupancy Rate	Underwriter’s Summary Report
Occupancy As of Date	Underwriter’s Summary Report

Third Party Information:

Characteristic	Source Document(s)

Appraisal Value	Appraisal Report
Appraisal Date	Appraisal Report
Environmental Phase I Report Date	Phase I Environmental Report
Engineering Report Date	Engineering Report
Terrorism Insurance	Insurance Review Report
Windstorm Insurance	Insurance Review Report
Earthquake Insurance	Insurance Review Report
Flood Insurance	Insurance Review Report

Underwriting Information: (see Note 2)

Characteristic	Source Document(s)

Third Most Recent NOI Date	Underwriter’s Summary Report
Third Most Recent NOI	Underwriter’s Summary Report
Second Most Recent NOI Date	Underwriter’s Summary Report
Second Most Recent NOI	Underwriter’s Summary Report
Most Recent NOI Date	Underwriter’s Summary Report
Most Recent Description	Underwriter’s Summary Report
Most Recent Effective Gross Income	Underwriter’s Summary Report
Most Recent Expenses	Underwriter’s Summary Report
Most Recent NOI	Underwriter’s Summary Report
Most Recent NCF	Underwriter’s Summary Report

Exhibit 2 to Attachment A Page 2 of 4

Underwriting Information: (continued)

Characteristic	Source Document(s)

Underwritten Effective Gross Income	Underwriter’s Summary Report
Underwritten Expenses	Underwriter’s Summary Report
Underwritten NOI	Underwriter’s Summary Report
Underwritten Replacement Reserve	Underwriter’s Summary Report
Underwritten TI/LC Reserve	Underwriter’s Summary Report
Underwritten NCF	Underwriter’s Summary Report

Reserve and Escrow Information:

Characteristic	Source Document(s)

Real Estate Tax Escrow – Initial	Mortgage Loan Agreement
Real Estate Tax Escrow – Ongoing	Mortgage Loan Agreement
Real Estate Tax Escrow – Springing Condition	Mortgage Loan Agreement
Insurance Escrow – Initial	Mortgage Loan Agreement
Insurance Escrow – Ongoing	Mortgage Loan Agreement
Insurance Escrow – Springing Condition	Mortgage Loan Agreement
Replacement Reserve Escrow – Initial	Mortgage Loan Agreement
Replacement Reserve Escrow – Ongoing	Mortgage Loan Agreement
Replacement Reserve Escrow – Springing Condition	Mortgage Loan Agreement
Rollover Escrow – Initial	Mortgage Loan Agreement
Rollover Escrow – Ongoing	Mortgage Loan Agreement
Rollover Escrow – Springing Condition	Mortgage Loan Agreement
Immediate Repairs Escrow – Initial	Mortgage Loan Agreement
Immediate Repairs Escrow – Ongoing	Mortgage Loan Agreement
Other Escrow Required	Mortgage Loan Agreement
Other Escrow 1 – Description	Mortgage Loan Agreement
Other Escrow 1 – Initial	Mortgage Loan Agreement
Other Escrow 1 – Ongoing	Mortgage Loan Agreement
Other Escrow 1 – Springing Condition	Mortgage Loan Agreement

Exhibit 2 to Attachment A Page 3 of 4

Mortgage Loan Information:

Characteristic	Source Document(s)

Origination Date	Mortgage Loan Agreement
Borrower	Mortgage Loan Agreement
Mortgage Loan Original Balance	Mortgage Loan Agreement
Payment Date	Mortgage Loan Agreement
First Payment Date	Mortgage Loan Agreement
Grace Period (Late Fee)	Mortgage Loan Agreement
Grace Period (Default)	Mortgage Loan Agreement
Amortization Type	Mortgage Loan Agreement
Interest Accrual Method	Mortgage Loan Agreement
Interest Accrual Start	Mortgage Loan Agreement
Interest Accrual End	Mortgage Loan Agreement
Maturity Date	Mortgage Loan Agreement
Extension Options	Mortgage Loan Agreement
Extension Option Description	Mortgage Loan Agreement
Fully Extended Maturity Date	Mortgage Loan Agreement
Mortgage Loan Spread	Mortgage Loan Agreement
Mortgage Loan LIBOR Rounding Methodology	Mortgage Loan Agreement
Mortgage Loan Interest Rate Adjustment Frequency	Mortgage Loan Agreement
Mortgage Loan LIBOR Floor	Mortgage Loan Agreement
Mortgage Loan LIBOR Cap Strike Rate	Interest Rate Cap Agreement
Mortgage Loan LIBOR Cap Expiration Date	Interest Rate Cap Agreement
Mortgage Loan LIBOR Cap Provider	Interest Rate Cap Agreement
Mortgage Loan LIBOR Cap Provider Rating (F/M/S)	Bloomberg Screenshot for LIBOR Cap Provider Rating
Prepay Description	Mortgage Loan Agreement
Open Period Begin Date (see Note 3)	Mortgage Loan Agreement
Partial Release (Y/N)	Mortgage Loan Agreement
Partial Release Description	Mortgage Loan Agreement
Lockbox (see Note 4)	Mortgage Loan Agreement
Cash Management (see Note 5)	Mortgage Loan Agreement
Cash Management Springing Condition	Mortgage Loan Agreement
Carve-Out Guarantor(s)	Guaranty Agreement
Sponsor	Mortgage Loan Agreement
Non-Consolidation Opinion	Non-Consolidation Opinion
SPE	Mortgage Loan Agreement
Independent Director	Mortgage Loan Agreement
Future Debt Permitted (Y/N)	Mortgage Loan Agreement
Title Type	Pro Forma Title Policy

Exhibit 2 to Attachment A Page 4 of 4

Notes:

1.	For the purpose of comparing the indicated characteristics, the Depositor instructed us to ignore differences that are due to standard postal abbreviations.

2.	For the purpose of comparing the “Underwriting Information” characteristics that are expressed as dollar values, the Depositor instructed us to ignore differences of +/- $1 or less.

3.	For the purpose of comparing the “Open Period Begin Date” characteristic, the Depositor instructed us to use the first day prepayment without spread maintenance is allowed, and to ignore any freely prepayable portion of the Mortgage Loan, as shown in the applicable Source Document(s).

4.	For the purpose of comparing the “Lockbox” characteristic, the Depositor instructed us to use “Soft” if the applicable Source Document(s) require the borrower(s) to deposit or cause the property manager to deposit all rents collected into a lockbox account controlled by the lender(s).

5.	For the purpose of comparing the “Cash Management” characteristic, the Depositor instructed us to use “Springing” if:
a.	Prior to the occurrence of an event of default or one or more specified trigger events described under the applicable Source Document(s), funds in the lockbox are forwarded to an account controlled by the borrower(s) or otherwise made available to the borrower(s) and
b.	Upon the occurrence of an event of default or one or more specified trigger events under the applicable Source Document(s), funds in the lockbox are forwarded to a cash management account controlled by the lender(s), and the funds are disbursed according to the applicable Source Document(s).

We performed no procedures to determine the accuracy, completeness or reasonableness of the instructions, assumptions and methodologies provided by the Depositor that are described in the notes above.

Exhibit 3 to Attachment A Page 1 of 2

Provided Characteristics

Characteristic

Loan Number
Unique ID
Loan / Property Name
Environmental Phase II Report Date
Monthly P&I Payment
Annual P&I Debt Service
Seismic Report Date
PML %
Major Tenant 1
Major Tenant 1 Sq. Ft.
Major Tenant 1 Expiration
Major Tenant 2
Major Tenant 2 Sq. Ft.
Major Tenant 2 Expiration
Major Tenant 3
Major Tenant 3 Sq. Ft.
Major Tenant 3 Expiration
Major Tenant 4
Major Tenant 4 Sq. Ft.
Major Tenant 4 Expiration
Major Tenant 5
Major Tenant 5 Sq. Ft.
Major Tenant 5 Expiration
Defeasance Lockout Expiration Date
Partial Defeasance
Partial Defeasance Description
Future Debt Description
Ground Lease Expiration Date
Ground Lessor
Loan Purpose
Mezzanine Loan Origination Date
Mezzanine Lender
Mezzanine Loan Original Balance
Mezzanine Loan Interest Accrual Method
Mezzanine Loan LIBOR Rounding Methodology
Mezzanine Loan Interest Rate Adjustment Frequency
Mezzanine Loan LIBOR Floor
Mezzanine Loan LIBOR Cap Strike Rate
Mezzanine Loan LIBOR Cap Expiration Date
Mezzanine Loan Spread
Mezzanine Loan LIBOR Cap Provider
Mezzanine Loan LIBOR Cap Provider Rating (F/M/S)
Mezzanine Loan LIBOR Assumption
Mezzanine Loan Interest Rate at Cap
Mezzanine Loan Interest Rate
Mezzanine Loan Balloon Balance

Exhibit 3 to Attachment A Page 2 of 2

Characteristic

Mezzanine Loan Cut-off Date Balance
Mezzanine Loan Monthly IO Payment
Mezzanine Loan Annual IO Debt Service
Mezzanine Loan Annual IO Debt Service at Cap
Subordinate Loan Original Balance
Subordinate Loan Cut-off Date Balance
Subordinate Loan Monthly IO Payment
Subordinate Loan Annual IO Debt Service
Subordinate Loan Annual IO Debt Service At Cap
Subordinate Loan Balloon Balance
Subordinate Lender
Subordinate Loan Interest Accrual Method
Subordinate Loan Interest Rate
Subordinate Loan Interest Rate at Cap
Subordinate Loan Origination Date
Subordinate Loan LIBOR Assumption
Subordinate Loan LIBOR Rounding Methodology
Subordinate Loan Interest Rate Adjustment Frequency
Subordinate Loan Spread
Subordinate Loan LIBOR Floor
Subordinate Loan LIBOR Cap Strike Rate
Subordinate Loan LIBOR Cap Expiration Date
Subordinate Loan LIBOR Cap Provider
Subordinate Loan LIBOR Cap Provider Rating (F/M/S)
Total Debt Original Balance
Total Debt Cut-off Date Balance
Total Debt Per Unit
Total Debt Spread
Total Debt Interest Rate
Total Debt Interest Rate at Cap
Total Debt Monthly IO Payment
Total Debt Annual IO Debt Service
Total Debt Annual IO Debt Service at Cap
Total Debt Balloon Balance
Underwritten Total Debt IO NOI DSCR
Underwritten Total Debt IO NCF DSCR
Underwritten Total Debt IO NOI DSCR at Cap
Underwritten Total Debt IO NCF DSCR at Cap
Cut-off Date Total Debt LTV
Maturity Date Total Debt LTV
Underwritten Total Debt NOI Debt Yield
Underwritten Total Debt NCF Debt Yield
Administrative Fee Rate

Note:	We performed no procedures to determine the accuracy, completeness or reasonableness of the Provided Characteristics.